UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                             Investment Company Act
                              File number 811-6027

                              KAVILCO INCORPORATED
               (Exact name of registrant as specified in charter)

                        600 UNIVERSITY STREET, SUITE 3010
                         SEATTLE, WASHINGTON 98101-1129
               (Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: (206) 624-6166

Date of fiscal year end: December 31, 2007

Date of reporting period: December 31, 2007

ITEM 1. REPORTS TO SHAREHOLDERS

-------------------------------------------------------------------------------

[KAVILCO INCORPORATED LETTERHEAD]

February 28, 2008

Dear Shareholders,

Enclosed are the annual audited financial statements for the year ended December 31, 2007. Our accountants, Moss Adams LLP conducted the audit.

The financial statements are presented in a format that all investment companies must adhere to pursuant to Security and Exchange Commission requirements and Generally Accepted Accounting Principles. In an investment company, the primary objective of the financial statements is to show how the net asset value changed throughout the year (net asset value is defined as the value of securities owned, cash, receivables and other assets less liabilities). We realize the statements are esoteric to say the least. However, to make the financial information more meaningful, we have included a Glossary of Terms to assist you in interpreting the terminology in the financial statement.

STATEMENT OF ASSETS AND LIABILITIES

This statement reflects everything the corporation owns or is obliged to pay as of December 31, 2007. Assets and liabilities are stated in terms of current market value.

SCHEDULE OF INVESTMENTS

The majority of Kavilco's portfolio is primarily made up of debt instruments comprised of government securities and corporate obligations. Corporate obligation is another term for bonds. These bonds carry a stated interest rate and maturity date. The Federal, State and Municipal governments, along with corporations, can issue bonds. Kavilco has shifted its investments from Treasury notes to corporate bonds.

STATEMENT OF OPERATIONS

The Statement of Operations is an analysis of all income and expense that the corporation incurred during the year. We had an increase in value of $171,326 in our portfolio. The increase is related to bond sales, bonds that matured during the year, and reduction in value due to amortization, which is an accounting adjustment. However, valuation changes in the portfolio do not impact the dividends you receive.

STATEMENT OF CHANGES IN NET ASSETS

What happened to our assets during the year? This statement shows all increases and decreases in our assets. Except for the dividends to shareholder account, this is identical to the Statement of Operations.

FINANCIAL HIGHLIGHTS

This is a comparative analysis that combines all previously discussed statements in terms of one share of stock.

NOTES AND TAX INFORMATION TO THE FINANCIAL STATEMENTS

The notes are an integral part of the financial statements and provide information that will give the shareholder a complete summary of the operation.

Sincerely,

KAVILCO INCORPORATED
/s/ Louis A. Thompson

Louis A. Thompson
President/Chief Executive Officer

[MOSS ADAMS LLP LETTERHEAD]

To the Shareholders and Board of Directors
Kavilco Incorporated (An Investment Company)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Kavilco Incorporated (the Company) as of December 31, 2007, and the related statement of operations for the year then ended, and statement of changes in net assets, and the financial highlights for the years ended December 31, 2007 and 2006. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years ended December 31, 2005, 2004 and 2003 were audited by other auditors, whose report dated February 22, 2006 expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Kavilco Incorporated as of December 31, 2007, the results of its operations for the year then ended, and changes in its net assets and financial highlights for the years ended December 31, 2007 and 2006, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 3, the financial statements include real estate valued at $3,588,815, whose value has been determined by management in the absence of a readily ascertainable fair value. We have reviewed the procedures established by management and used by management in arriving at the fair value of the real estate and have inspected the underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate.

/s/Moss Adams LLP

Moss Adams LLP

Seattle, Washington
February 22, 2008


                        KAVILCO INCORPORATED
                       (An Investment Company)
                 STATEMENT OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2007
---------------------------------------------------------------------

ASSETS
     Investments in securities, at market value
          (identified cost $33,465,988)                   $33,851,160
     Real estate at fair value
          (identified cost $1,054,089) (Note 3)             3,588,815
     Cash                                                     178,241
     Interest receivable                                      205,432
     Dividends receivable                                      77,681
     Premises and equipment, net                               11,809
     Prepaid expenses and other assets                         15,474
                                                          -----------
          Total assets                                     37,928,612
                                                          -----------

LIABILITIES
     Accounts payable and accrued expenses                     30,452
     Dividends payable                                         82,274
                                                          -----------
          Total liabilities                                   112,726
                                                          -----------

NET ASSETS                                                $37,815,886
                                                          ===========

     Net assets consist of:
          Distributable earnings (Note 9)                 $ 3,108,084
          Contributed capital                              34,707,802
                                                          -----------

          Net assets                                      $37,815,886
                                                          ===========

     Net assets value per share of
          Class A and Class B common stock
          ($37,815,886 divided by
          12,000 shares outstanding) (Note 8)             $     3,151
                                                          ===========
See accompanying notes.



                             KAVILCO INCORPORATED
                            (An Investment Company)
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2007
-------------------------------------------------------------------------------

                                                   Principal
                                                   amount or         Market
                                                     shares          value
                                                  ------------   -------------
INVESTMENTS IN SECURITIES - 89.5%

  U.S. GOVERNMENT SECURITIES - 14.5%
    U.S. Treasury Bond, 7.250%, 05/15/16               2,000,000    $ 2,459,375
    Federal Home Loan Mortgage Corp.
      6.625%, 06/27/22                                 2,000,000      2,022,346
    Federal National Mortgage Association
      5.000%, 07/07/10                                 1,000,000      1,000,625
                                                                    -----------
        Total U.S. government securities
          (cost $5,416,301)                                           5,482,346
                                                                    -----------

U.S. CORPORATE OBLIGATIONS - 19.2%
    Beverage (soft drink)
      Coca Cola Enterprises - 2.1%:
        8.500%, 02/01/12                                 700,000        796,176
    Diversified financial services - 2.7%:
      General Electric Capital Corp.,
        8.500%, 07/24/08                               1,000,000      1,019,312
    Electric utility - 0.5%:
      Potomac Electric Power Co.,
        6.500%, 03/15/08                                 190,000        190,401
    Entertainment - 0.8%:
      Walt Disney Co., 5.800%, 10/27/08                  290,000        292,914
    Food processing - 0.6%:
      Heinz Corp., 6.000%, 03/15/08                      229,000        229,414
    Oil-Field Services - 1.4%:
      Smith International Inc.,
        6.750%, 02/15/11                                 500,000        536,624
    Retail store - 3.1%:
      Wal-Mart Stores, 6.875%, 08/10/09                1,000,000      1,045,117
      Dayton Hudson, 8.600%, 01/15/12                    100,000        112,455
    Securities brokerage - 5.4%:
      Merrill Lynch & Co., 6.375%, 10/15/08            1,000,000      1,008,925
      Bear Stearns Co., Inc.,
        7.625%, 12/07/09                               1,000,000      1,027,975
    Telecommunication services - 2.6%:
      Pacific Bell, 6.125%, 02/15/08                   1,000,000      1,000,833
                                                                    -----------
        Total U. S. corporate obligations
         (cost $7,072,231)                                            7,260,146
                                                                    -----------

U.S. COMMON STOCK - 0.8%
    Agricultural chemicals - 0.1%:
      The Mosaic Company                                     500         47,175
    Exchange traded funds - 0.4%:
      CurrencyShares British Pound                           250         49,905
      iShares MSCI Brazil                                    350         28,245
      StreetTracks Gold Trust                                760         62,670
    Technology - 0.3%:
      Microsoft Corp.                                      3,640        129,584
                                                                    -----------
        Total U.S. common stock (cost $186,367)                         317,579
                                                                    -----------

U.S. SHORT-TERM INVESTMENTS - 55.0%
    Federated Prime Obligation Fund
        Total U.S. short-term investments
         (cost $20,791,089)                           20,791,089     20,791,089
                                                                    -----------
        Total investments in securities
         (identified cost $33,465,988)                              $33,851,160
                                                                    ===========
See accompanying notes.



                       KAVILCO INCORPORATED
                     (An Investment Company)
                     STATEMENT OF OPERATIONS
                   YEAR ENDED DECEMBER 31, 2007
------------------------------------------------------------------

INVESTMENT INCOME
     Interest                                          $ 1,175,537
     Dividends                                             636,931
                                                       -----------
          Total investment income                        1,812,468
                                                       -----------

EXPENSES
     Salaries and benefits                                 341,774
     Directors' compensation and expenses                  255,722
     Legal and accounting                                   41,074
     Custodian                                              21,421
     Insurance expense                                      67,193
     Office and equipment leases                            57,281
     General and administrative                             86,636
                                                       -----------
          Total expenses                                   871,101
                                                       -----------

Net investment income                                      941,367
                                                       -----------

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS
     Net realized gain on investments                      186,436
     Net increase in unrealized
          appreciation on investments                      171,326
                                                       -----------
          Total realized and unrealized
               gain on investments                         357,762
                                                       -----------

NET OPERATING INCOME                                     1,299,129

OTHER INCOME                                               134,777
                                                       -----------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                            $ 1,433,906
                                                       ===========
See accompanying notes.



                           KAVILCO INCORPORATED
                         (An Investment Company)
                    STATEMENT OF CHANGES IN NET ASSETS
                  YEARS ENDED DECEMBER 31, 2007 AND 2006
--------------------------------------------------------------------------

                                                2007             2006
                                             -----------     -----------
INCREASE  IN
NET ASSETS FROM OPERATIONS
     Net investment income                        $941,367        $927,548
     Net realized gain on investments              186,436         143,752
     Net increase (decrease) in
          unrealized appreciation
          on investments                           171,326       (188,336)
     Other income                                  134,777          73,004
                                               -----------     -----------
          Net increase in net assets
              resulting from operations          1,433,906         955,968
                                               -----------     -----------

DIVIDENDS AND DISTRIBUTIONS
     TO SHAREHOLDERS (Note 9)                  (1,188,001)     (1,065,000)
                                               -----------     -----------

          Total increase (decrease)
              in net assets                        245,905       (109,032)

NET ASSETS
     Beginning of year                          37,569,981      37,679,013
                                               -----------     -----------

     End of year                               $37,815,886     $37,569,981
                                               ===========     ===========
See accompanying notes.



                             KAVILCO INCORPORATED
                            (An Investment Company)
                             FINANCIAL HIGHLIGHTS
                     YEARS ENDED DECEMBER 31, 2003 TO 2007
-------------------------------------------------------------------------------

Per share operating performance (for a share of Class A and Class B capital stock outstanding throughout the period):

                             2007       2006       2005      2004       2003
Net asset value,
  beginning of year        $3,130.83  $3,139.92  $3,200.23 $3,297.77  $3,310.27
                           ---------  ---------  --------- ---------  ---------
    Income from
      investment
      operations
    Net investment
      income                   78.45      77.30      63.86     64.77     103.48
    Net realized and
      unrealized gain
      (loss)
      on investment
      transactions             29.81     (3.72)    (44.99)   (65.11)      18.68
    Net other income           11.23       6.08       4.92      4.06       2.84
                           ---------  ---------  --------- ---------  ---------
      Total from
        investment
        operations            119.49      79.66      23.79      3.72     125.00
                           ---------  ---------  --------- ---------  ---------
Less dividends
  and distributions          (99.00)    (88.75)    (84.10)  (101.26)   (137.50)
                           ---------  ---------  --------- ---------  ---------
Net asset value,
   end of year             $3,151.32  $3,130.83  $3,139.92 $3,200.23  $3,297.77
                           =========  =========  ========= =========  =========

Total return                   3.79%      2.54%      0.74%     0.11%      3.78%

Supplemental data

    Net assets,
      end of year
      (in thousands)         $37,816    $37,570    $37,679   $38,403    $39,573

Ratio to average
  net assets
    Expenses                   2.30%      2.12%      1.98%     1.97%      1.92%
    Net investment
      income                   2.49%      2.46%      2.01%     1.98%      3.08%

Portfolio turnover rate       45.74%     41.82%    131.30%     6.20%     56.70%

See accompanying notes.


KAVILCO INCORPORATED
(An Investment Company)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

NOTE 1 - ORGANIZATION

Kavilco Incorporated (the Company) is a village corporation within the Sealaska region organized on November 13, 1973, pursuant to the Alaska Native Claims Settlement Act ("ANCSA") of 1971. Under ANCSA the Native claims to land in Alaska were settled in exchange for part of the state's land and compensation. Settlement benefits were given to Natives of Alaska villages in the form of ownership shares in village corporations that were organized pursuant to ANCSA. Kavilco Incorporated was organized for the purpose of securing and administering the land and benefits for the Natives of the Kasaan village in Alaska. Contributed capital includes receipts from the U.S. government and the state of Alaska under provisions of ANCSA.

On November 1, 1989, the Company began to operate as a self-managed, closed-end management investment company, as defined by the Investment Company Act of 1940 (the "Act"). The Company is subject to various restrictions imposed by the Act and the Internal Revenue Code, including restrictions on borrowing, dividend and distribution policies, operations and reporting requirements. The Company's investment decisions, which focus primarily on fixed income investments, are made by management under the direction of the board of directors.


NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America for investment companies. The following is a summary of the significant accounting policies consistently followed by the Company in the preparation of these financial statements.

SECURITY VALUATION - Investments in securities consist primarily of U.S. government securities, corporate obligations, and common stock. Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are computed using the specific identification method. Interest income is recorded on an accrual basis as adjusted for the amortization of discounts and premiums using the effective interest method. Premiums and discounts, including original issue discounts, are amortized for both tax and financial reporting purposes. Dividend income is recorded as of the ex-dividend date. Unrealized gains and losses are included in the statement of operations.

REAL ESTATE - Real estate is carried at fair value as determined in good faith by management of the Company and approved by the board of directors. Real estate represents entitlement to the surface estate of real property, for which no readily available market quotation exists. Based on the inherent uncertainty of valuation, however, the estimated value may differ significantly from the value that would have been used had a ready market for the real property existed, and the difference could be material (Note 3).

FEDERAL INCOME TAXES - The Company's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment taxable income to its shareholders. Therefore, no federal income tax provision is required for the Company.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on their payable date. Dividends are generally declared and paid twice a year. Capital gain distributions are generally declared and paid annually. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States of America.

MANAGEMENT FEES - The investment management of the Company's portfolio is performed by an employee of the Company. In lieu of a management fee, payment for this service is part of the employee's annual compensation.

DIRECTORS' COMPENSATION AND EXPENSES - The board of directors of the Company receive compensation for each board meeting attended during the year in addition to a per diem allowance. Directors are also reimbursed for such expenses as accommodation, airfare, and car rental related to board meetings. In addition to meeting related expenses, the Company pays for the medical insurance of certain directors.

USE OF ESTIMATES - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

RECENT ACCOUNTING PRONOUNCEMENTS - In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurement. SFAS 157 applies under other accounting pronouncements that require or permit fair value measurements and does not require any new fair value measurements. SFAS 157 will be effective for the Company's fiscal year beginning January 1, 2008. The Company is currently assessing the impact that SFAS 157 will have on its financial statements for the year ending December 31, 2008.


NOTE 3 - REAL ESTATE

At December 31, 2007, the Company owns fee title to the surface estate of 22,946 acres of real estate valued by the Company at $3,588,815. In 1979, the Company received entitlement under Section 12(a) of ANCSA to the surface estate of real property totaling 23,055 acres. And in 1987, 194 acres of this property was distributed to the shareholders. The Company received an additional 89.24 acres during 2002 in the process of closing out a timber sale contract.

As of December 31, 2007, there is no commercial viable timber on the real estate and the Company has no outstanding timber agreements. The last harvest and sale of timber from this land was in 2001.

Fair value of real estate is determined by management based on a Certified Forester's opinion as to the current value and status of the land, along with other factors. Other relevant factors include the lack of commercially viable timber due to previous harvest, amount of capital expenditures required for the future growth of timber, location of the property, recent sales of similar real property in the region and market demand and supply for this type of real property during the valuation process.

Management estimated the fair value of this real estate at $3,588,815 on the basis of good faith consideration of both the aforementioned pertinent factors and the analysis performed by the Forester. The board of directors approved this fair value estimate of the real estate.


NOTE 4 - TRADING RISK

In the normal course of business, the Company enters into financial transactions involving instruments where there is risk of potential loss due to changes in the market (market risk), or failure of the other party to the transaction to perform (credit risk).

Market risk is the potential change in value caused by fluctuations in market prices of an underlying financial instrument. Subsequent market fluctuations may require selling investments at prices that differ from the values reflected on the statement of assets and liabilities. Market risk is directly impacted by the volatility and liquidity in the markets in which financial instruments are traded. The Company's exposure to market risk may be increased in that a significant portion of its assets may be invested in a relatively small number of investment positions at any one time. Accordingly, appreciation or depreciation in value of investment positions may have a more significant effect on the value of the Company's portfolio than would be the case in a more diversified or hedged portfolio.

Credit risk is the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. The Company's exposure to credit risk associated with counterparty nonperformance includes cash deposits that may exceed applicable insurance limits. The Company seeks to control such credit risk by maintaining deposits with only high quality financial institutions and trading exchange traded financial instruments, which generally do not give rise to significant counterparty exposure due to the requirements of the individual exchanges.


NOTE 5 - INVESTMENT TRANSACTIONS

Purchases of investment securities (consisting of U.S. government securities, corporate obligations and common stock) aggregated $15,586,427 for the year ended December 31, 2007, and sales and maturities of investment securities (consisting of U.S. government securities, corporate obligations and common stock) aggregated $21,211,946 for the year ended December 31, 2007.

The U.S. federal income tax basis of the Company's investments is the same as for financial reporting purposes. The gross unrealized appreciation and gross unrealized depreciation for U. S. federal income tax purposes is $385,479 and $307, respectively.


NOTE 6 - PREMISES AND EQUIPMENT

Buildings and equipment are recorded at cost less accumulated depreciation. Depreciation is computed on the straight-line method over the estimated useful lives of the related assets, which range from 5 to 15 years. Depreciation expense was $4,037 for the year ended December 31, 2007.

Building                           $ 154,369
Furniture, fixtures and               80,869
equipment
                                   ---------
                                     235,238
Less accumulated depreciation        223,429
                                   ---------
                                   $  11,809
                                   =========


NOTE 7 - LEASE OBLIGATION

The Company leases office space under a non-cancelable operating lease agreement, which terminates September 30, 2008. Rent expense for the year ended December 31, 2007 was $34,212, which is included in the office and equipment leases expense on the statement of operations.

Future minimum lease commitment under this non-cancelable operating lease is approximately $22,200.


NOTE 8 - NET ASSETS

Upon organization of the Company, 100 shares of common stock (Class A) were issued to each qualified shareholder enrolled in the Company pursuant to ANCSA. The Company utilized a roll comprising 120 Alaska Natives eligible to receive stock certificates as certified by the U.S. Secretary of the Interior. Under the provisions of ANCSA, stock dividends paid or other stock grants are restricted, and the stock may not be sold, pledged, assigned, or otherwise alienated, except in certain circumstances by court decree or death, unless approved by a majority of the shareholders. The stock carries voting rights only if the holder hereof is an eligible Alaska Native. Nonvoting common stock (Class B) is issued to non-Native persons who inherit stock.

The Company's capital structure is as follows:

     Common stock
          Class A, no par value - Authorized, 1,000,000 shares;
             issued and outstanding, 11,576.83 shares
          Class B, no par value - Authorized, 500,000 shares;
             issued and outstanding, 423.17 shares


NOTE 9 - DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

On March 9, 2007, a distribution of $19 per share was declared. The dividend was paid on March 23, 2007 to shareholders of record on March 12, 2007. On November 2, 2007, a distribution of $80 per share was declared. This dividend was paid on November 19, 2007 to shareholders of record on November 5, 2007.

The tax character of distributions paid during 2007 and 2006 was as follows:


                                    2007           2006
                                 -----------   -----------

Distributions paid from:
     Ordinary income             $(1,183,081)  $(1,065,000)
     Long-term capital gain           (4,920)       -
                                 ------------  ------------
                                 $(1,188,001)  $(1,065,000)
                                 ============  ============


As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:


Undistributed ordinary income       $  188,188
Net realized appreciation on:
     Investments                       385,170
     Real estate                     2,534,726
                                    ----------
                                    $3,108,084
                                    ==========



NOTE 10 - SCHEDULE OF INVESTMENTS

Investments are categorized by type, country and industry. The industry category represents management's belief as to the most meaningful presentation of the classification of the principal business of the investees. The percentage of net assets is computed by dividing the market value of each category by net assets.


NOTE 11 - PENSION PLAN

Employees of the Company are covered by a defined contribution pension plan. The Company contributes 20% of each participant's compensation to the plan. The Company's contributions during the year ended December 31, 2007 totaled $52,375.

SUPPLEMENTAL INFORMATION

[MOSS ADAMS LETTERHEAD]

REPORT OF INDEPENDENT PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
Kavilco Incorporated

In planning and performing our audit of the financial statements of Kavilco Incorporated (the Company) as of and for the year ended December 31, 2007, in accordance with auditing standards generally accepted in the United Sates of America, we considered the Company's internal control over financial reporting, including control activities for safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly we express no such opinion.

The management of the Company is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Company's internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by auditing standards generally accepted in the United States of America. However, we noted no deficiencies in Kavilco Incorporated's internal control over such financial reporting and its operation, including controls for safeguarding securities, that we consider to be a material weakness as defined above as of December 31, 2007.

This report is intended solely for the information and use of management and the Board of Directors of Kavilco Incorporated and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/Moss Adams LLP

Moss Adams LLP

Seattle, Washington
February 22, 2008

ITEM 2. CODE OF ETHICS.

Kavilco adopted a code of ethics on January 29, 1990. The code of ethics was amended on November 10, 2000. During the period covered by this report, there have been no amendments to the code of ethics. A copy of the code of ethics is available on the Registrant's website at: www.kavilco.com.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Kavilco  Incorporated  is  subject to the Alaska Native  Claims  Settlement  Act
(Act). Pursuant to the Act, Kavilco's stock and dividends may not be sold, pledged, subjected to a lien or judgment execution, assigned in present or future, or otherwise alienated, except pursuant to court decree of separation or child support. However, the stock can be gifted to a relative provided the recipient is a descendant of an Alaska Native.

The Chief Financial Officer has no control over the financial records of the corporation. The Corporate Secretary maintains the accounting records. Monthly, an independent accountant performs various reconciliations and adjusting journal entries on the corporate books and records.

Kavilco does not have an audit committee. The CFO reviews the entire audited financial statements and various CPA correspondence with the board of directors. Two board members have degrees in business. However, pursuant to SEC regulations their experience would not qualify them as financial experts. The only contentious financial issue that Kavilco has had to deal with since becoming an Investment Company involves the evaluation of our land holdings in Alaska. After a two-year battle with our previous auditors, PricewaterhouseCoopers, and pressure by the Security Exchange Commission, the board relented and increased the value of our land holdings. The CFO opposed this action because it served no practical purpose.

The primary purpose of a financial expert serving on the board of directors is to prevent the gross accounting inequities that were driven by greed and outright thievery at such firms as Qwest Communications, Enron and Tyco. There is no incentive on behalf of management to commit fraud since Kavilco's stock cannot be publicly traded and we do not have compensation incentives. More importantly, the board of directors is not a rubber stamp for management. Many of the shareholders are related to the directors, which acts as an additional incentive to have a high degree of business probity.

Kavilco has never been involved in financial deceit. This superior track record can only be attributable to the excellent oversight of an active and knowledgeable board of directors. Accordingly, Kavilco does not have an audit committee or a financial expert as defined by the SEC.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

During the fiscal years ended December 31, 2007 and 2006, Anderson ZurMuehlen & Co., P.C. performed the following professional services.


                            2007       2006
                         -------    -------
(a) AUDIT FEES                $0    $17,000
(b) AUDIT RELATED FEES        $0         $0
(c) TAX FEES                  $0     $3,100


During the period covering the fiscal years ended December 31, 2007 and 2006, Moss Adams LLP performed the following professional services.


                                  2007       2006
                            ----------  ---------
(a) AUDIT FEES              $33,216.00  $9,788.60
(b) AUDIT RELATED FEES              $0         $0
(c) TAX FEES                 $5,300.00         $0



(d) ALL OTHER FEES. In addition, Anderson ZurMuehlen & Co., P.C.'s sister company, Employee Benefit Resources, LLC (EBR), provided services to the Company in connection with the plan document for the Company's pension plan and preparation of Form 5500. The total fees paid by the Company to EBR were $375 in 2007 and $375 in 2006.

(e) Not applicable.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Kavilco is a privately held registered investment company, and accordingly is not subject to the Securities Act of 1933.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Registrant's Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT AND AFFILIATED PURCHASERS.

The board of directors adopted the following resolution during the November 2003 board meeting.

KAVILCO INCORPORATED RESOLUTION 11-14-03b: PROXY VOTING POLICIES
--------------------------------------------------------------------------------

The Securities and Exchange Commission believes the recent corporate scandals have created renewed investor interest in corporate governance issues. In response, the SEC has new rules designed to increase transparency of proxy voting by mutual funds.
           RESOLVED, on voting common stock, the Chief Financial Officer is hereby directed to vote the management slate of directors and management's recommendations on corporate proposals that appear on the proxy.
           RESOLVED, where there is a material conflict of interest where the Chief Financial Officer has a business, personal, or family relationship with a public company, voting will be deferred until the next scheduled board of directors meeting at which time the issue will be discussed.
           RESOLVED, pursuant to rule 30b1-4 under the Investment Company Act, Kavilco will file form N-PX with the SEC detailing a complete voting record. This filing will be made for a 12-month period commencing on June 30, 2004. In addition, this information will be available on Kavilco's web site as soon as reasonably practicable, after filing the report with the SEC, which means the same day, absent unforeseen circumstances.

Date: November 14, 2003

/s/ Louis A. Thompson
Louis A. Thompson, President

/s/ John Campbell
John Campbell, Secretary

(Corporate Seal)

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This disclosure requirement is not applicable to Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

The Alaska Native Claims Settlement Act (ANCSA), which is our primary regulating authority, places numerous restrictions on the Company's stock. Kavilco's stock was given to its shareholders. It can only be transferred by court decree or gifting to a blood relative and cannot be sold or used as collateral. There is no provision in the ANCSA regulations for repurchase of shares.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to Kavilco's board of directors since Kavilco last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's chief executive officer and chief financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the fourth fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(1)  Not applicable.

(2) Separate certifications by the Registrant's chief executive officer and chief financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940, are attached.

(3) Not applicable. The Alaska Native Claims Settlement Act (ANCSA), which is our primary regulating authority, places numerous restrictions on the Company's stock. Kavilco's stock was given to its shareholders. It can only be transferred by court decree or gifting to a blood relative and cannot be sold or used as collateral. There is no provision in the ANCSA regulations for repurchase of shares.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By:  /s/ Louis A. Thompson
     ---------------------
     Louis A. Thompson
     Chief Executive Officer

Date:     February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By:  /s/ Scott Burns
     ---------------
     Scott Burns
     Chief Financial Officer

Date:     February 29, 2008